ACQUISITION OF BUSINESSES - Infrastructure Services, Westinghouse Electric Company (Westinghouse) (Details) - USD ($)		12 Months Ended
	Aug. 01, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about business combination [line items]
Goodwill		$ 2,411,000,000	$ 1,554,000,000
Brookfield Business Partners L.P. and Institutional Investors | Westinghouse Electric Company
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Proportion of ownership interest in subsidiary	44.00%
Consideration transferred, acquisition-date fair value	$ 1,686,000,000
Acquisition-related costs	55,000,000
Goodwill	213,000,000
Goodwill expected to be deductible for tax purposes	0
Intangible assets	$ 2,684,000,000
Revenue of acquiree since acquisition date		743,000,000
Profit (loss) of acquiree since acquisition date		37,000,000
Revenue of acquiree as if combination occurred at beginning of period		1,715,000,000
Profit (loss) of acquiree as if combination occurred at beginning of period		$ 105,000,000